Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies [Abstract]
Commitments and Contingencies Disclosure [Text Block]

18. Commitments and Contingencies

The Partnership, from time to time, may be subject to various legal proceedings and claims that arise in the ordinary course of business. These matters are frequently covered by insurance. If it has been determined that a loss is probable to occur, the estimated amount of the loss is accrued in the consolidated financial statements. While the resolution of these matters cannot be predicted with certainty, the Partnership believes the final outcome of such matters will not have a material effect on the Company’s consolidated financial statements.

As part of the Partnership’s strategy of acquiring mortgage revenue bonds, the Partnership will enter into bond purchase commitments related to mortgage revenue bonds to be issued and secured by properties under construction.  Upon execution of the bond purchase commitment, the proceeds from the mortgage revenue bonds issued will be used to pay off the construction related debt and mortgage revenue bonds.  The Partnership bears no construction or stabilization risk during the commitment period. The Partnership accounts for the following Bond Purchase Commitments as available-for-sale securities and, as such, records the estimated value of the Bond Purchase Commitments as an asset or liability with changes in such valuation recorded in other comprehensive income.

On December 31, 2015 and 2014 the Bond Purchase Commitments outstanding and the related fair values are as follows:

Bond Purchase Commitments	Commitment Date	Maximum Committed Amounts for 2016 through 2018	Maximum Committed Amounts for 2015	Rate	Closing Date (1)	Fair Value at December 31, 2015	Fair Value at December 31, 2014
Silver Moon Apartments	June-13	$-	$8,000,000	6.00%	Q2 2015	$-	$413,600
Vantage at Harlingen - Series B	August-13	-	18,000,000	6.00%	Q2 2015	-	1,433,700
Vantage at Judson - Series B	December-12	-	26,700,000	6.00%	Q2 2015	-	1,990,535
15 West Apartments	July-14	9,900,000	-	6.25%	Q2 2016	945,009	809,178
Villas at Plano Gateway Apartments	December-14	20,000,000	-	6.00%	Q3 2016	1,469,213	1,133,400
Palo Alto	July-15	19,540,000	-	5.80%	Q3 2017	1,439,600	-
Village at Rivers Edge	May-15	11,000,000	-	6.00%	Q2 2017	636,560	-
Village at Avalon	November-15	17,900,000	-	5.80%	Q2 2018	1,143,978	-
Total		$78,340,000	$52,700,000			$5,634,360	$5,780,413

(1) The closing date is actual and estimated.

In October 2015, ATAX Vantage Holdings, LLC, a newly formed wholly owned subsidiary of the Partnership, committed to loan approximately $17.0 million to an unrelated third party to build two new multifamily residential properties. The Partnership will fulfill its note commitment and fund approximately $9.3 million in 2016. For additional details, see note 9 to the Company’s consolidated financial statements.

The Partnership provided a guarantee on the $2.8 million mortgage obtained on the Abbington at Stones River, a 96 unit multifamily residential property located in Tennessee, in addition to providing an approximately $1.4 million taxable loan to Foundation for Affordable Housing, the not-for-profit owner of the property. Based on the financial performance of the property the Partnership estimates there is no value to record for this mortgage guarantee.

In connection with the sale of the Greens Property, the Partnership entered into guarantee agreements with the BC Partners under which the Partnership has guaranteed certain obligations of the general partner of the Greens of Pine Glen limited partnership, including an obligation to repurchase the interests of the BC Partners if certain “repurchase events” occur. A repurchase event is defined as any one of a number of events mainly focused on the completion of the property rehabilitation, property rent stabilization, the delivery of LIHTCs, tax credit recapture and foreclosure. No amount has been accrued for this contingent liability because the likelihood of a repurchase event is remote. The maximum exposure to the Partnership at December 31, 2015, under the guarantee provision of the repurchase clause is approximately $3.0 million which represents 75% of the equity contributed by BC Partners to date.

In connection with the Ohio Properties transaction in 2011, the Partnership entered into guarantee agreements with the BC Partners under which the Partnership has guaranteed certain obligations of the general partner of these limited partnerships, including an obligation to repurchase the interests of the BC Partners if certain “repurchase events” occur. A repurchase event is defined as any one of a number of events mainly focused on the completion of the property rehabilitation, property rent stabilization, the delivery of LIHTCs, tax credit recapture and foreclosure.  No amount has been accrued for this contingent liability because the likelihood of a repurchase event is remote. The maximum exposure to the Partnership at December 31, 2015, under the guarantee provision of the repurchase clause is approximately $4.8 million which represents 75% of the equity contributed by BC Partners.

As the holder of residual interests issued in connection with its TEBS and TOB bond financing arrangements, the Partnership is required to guarantee certain losses that can be incurred by the trusts created in connection with these financings.  These guarantees may result from a downgrade in the investment rating of mortgage revenue bonds held by the trust or of the senior securities issued by the trust, a ratings downgrade of the liquidity provider for the trust, increases in short term interest rates beyond pre-set maximums, an inability to re-market the senior securities or an inability to obtain liquidity for the trust. In the case of the TEBS, Freddie will step in first on an immediate basis and the Partnership will have 10 to 14 days to remedy. In each of these cases, the trust will be collapsed.  If the proceeds from the sale of the trust collateral are not sufficient to pay the principal amount of the senior securities with accrued interest and the other expenses of the trusts, the Partnership will be required to fund any such shortfall pursuant to its guarantee. In the event of a shortfall the maximum exposure to loss would be approximately $456.4 million prior to the consideration of the proceeds from the sale of the trust collateral. The Partnership has never been required to reimburse the financing facilities for any shortfall.